Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ 11	$ 195
Due from related parties	(2)	(95)
Other assets	2	8
Accounts payable	2	7
Accrued liabilities	17	(89)
Due to related parties	(68)	10
Accrued interest	(3)	(6)
Long-term accounts payable and other liabilities	(7)	(2)
Post-retirement and post-employment benefit liability	25	85
Changes in non-cash balances related to operations, Total	(23)	113
Capital Investments In Property Plant And Equipment	(1,454)	(1,493)
Capital Investments In Intangible Assets	(121)	(74)
Capital Investments	(1,575)	(1,567)
Capitalized Depreciation And Net Change In Accruals Included In Capital Investments In Property Plant And Equipment	36	26
Net Change In Accruals Included In Capital Investments In Intangible Assets	1	(6)
Net Change In Accruals Included In Capital Investments	37	20
Payments to Acquire Property, Plant, and Equipment	(1,418)	(1,467)
Payments to Acquire Intangible Assets	(120)	(80)
Payments to Acquire Productive Assets	(1,538)	(1,547)
Capital Contributions Received	7	9
Net interest paid	519	475
Income taxes paid	$ 17	$ 12